Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities
The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2021	2020
Deferred Tax Related Assets:
Employee benefit liabilities	$253	$233
Regulatory liabilities	45	48
Other	45	47

Total	343	328

Deferred Tax Related Liabilities:
Property, plant and equipment	2,132	1,994
Regulatory assets	274	255
Other	2	2

Total	2,408	2,251

Liability in lieu of d e ferred income taxes—net	$2,065	$1,923

Components Of Income Tax Provisions (Benefits)
The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Year Ended December 31,
	2021	2020	2019
Reported in operating expenses:
Current:
U.S. federal	$79	$100	$69
State	24	22	22
Deferred:
U.S. federal	63	27	49
Amortization of investment tax credits	(1)	(1)	(2)

Total reported in operating expenses	165	148	138

Reported in other income and deductions:
Current:
U.S. federal	(17)	(17)	(21)
Deferred federal	5	5	6

Total reported in other income and deductions	(12)	(12)	(15)

Total provision in lieu of income taxes	$153	$136	$123

Schedule Of Income Tax Reconciliation
Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Year Ended December 31,
	2021	2020	2019
Income before provision in lieu of income taxes	$923	$849	$774

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$194	$178	$163
Amortization of investment tax credits—net of deferred tax effect	(1)	(1)	(2)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	19	18	17
Nontaxable gains on benefit plan investments	(3)	(2)	(2)
Other	(4)	(5)	(1)

Reported provision in lieu of income taxes	$153	$136	$123

Effective rate	16.6%	16.0%	15.9%